Lease Liabilities - Summary of Lease Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance at January 1	$ 33,452
Interest expense			$ 7,068
Balance at December 31	22,471	$ 33,452
Less current portion of lease liabilities	(7,194)	(6,946)
Long-term portion of lease liabilities	15,277	26,506
Lease Liabilities
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance at January 1	33,452	38,237
Additions		544
Interest expense	3,754	6,030
Payments	(4,321)	(9,167)
Derecognized - discontinued operations (note 6)	(7,549)
Lease modification and other remeasurements	(2,588)	(1,934)
Effect of foreign exchange differences	(277)	(258)
Balance at December 31	22,471	33,452	$ 38,237
Less current portion of lease liabilities	(7,194)	(6,946)
Long-term portion of lease liabilities	$ 15,277	$ 26,506